UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—43.64%
Aerospace & defense—1.22%
Honeywell International, Inc.	7,264	966,039
TransDigm Group, Inc.[1]	2,394	641,784
United Technologies Corp.	12,349	1,497,687
		3,105,510
Auto components—0.38%
Delphi Automotive PLC	11,000	967,670

Automobiles—0.41%
General Motors Co.	30,877	1,047,657

Banks—0.83%
Wells Fargo & Co.	41,303	2,112,235

Beverages—0.59%
PepsiCo, Inc.	12,899	1,507,506

Biotechnology—2.59%
Alnylam Pharmaceuticals, Inc.*,1	9,417	616,437
Bio-Rad Laboratories, Inc., Class A*	5,536	1,237,186
Bioverativ, Inc.*	6,145	338,528
Bluebird Bio, Inc.*	1,972	148,590
Celgene Corp.*	17,015	1,946,686
Emergent BioSolutions, Inc.*	8,841	282,293
Gilead Sciences, Inc.	7,491	486,091
Incyte Corp.*	5,785	748,174
Ironwood Pharmaceuticals, Inc.*,1	17,013	301,300
Lexicon Pharmaceuticals, Inc.*,1	32,766	453,809
		6,559,094
Building products—0.46%
Allegion PLC	14,700	1,155,861

Chemicals—1.08%
Ecolab, Inc.	6,354	844,065
LyondellBasell Industries NV, Class A	12,843	1,034,119
The Sherwin-Williams Co.	2,578	855,303
		2,733,487
Communications equipment—0.21%
Arista Networks, Inc.*	3,677	541,916

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Consumer finance—1.20%
American Express Co.	20,153	1,550,572
Synchrony Financial	55,375	1,486,819
		3,037,391
Distributors—0.35%
LKQ Corp.*	28,116	885,373

Diversified financial services—0.92%
Bank of America Corp.	21,552	482,980
JPMorgan Chase & Co.	8,583	705,094
Voya Financial, Inc.	33,313	1,138,638
		2,326,712
Electronic equipment, instruments & components—0.38%
Flex Ltd.*	26,300	453,938
Jabil Circuit, Inc.	17,181	514,055
		967,993
Equity real estate investment trusts—0.52%
Simon Property Group, Inc.	8,554	1,319,454

Food & staples retailing—1.03%
The Kroger Co.	39,851	1,186,763
Walgreens Boots Alliance, Inc.	17,673	1,431,866
		2,618,629
Food products—0.69%
Mondelez International, Inc., Class A	37,418	1,743,305

Health care equipment & supplies—0.73%
Abbott Laboratories	14,920	681,247
The Cooper Cos., Inc.	3,514	768,688
Wright Medical Group NV*	14,606	390,272
		1,840,207
Health care providers & services—1.52%
Aetna, Inc.	5,906	855,543
Cigna Corp.	5,722	922,558
Laboratory Corp. of America Holdings*	5,784	803,976
UnitedHealth Group, Inc.	7,239	1,268,128
		3,850,205
Hotels, restaurants & leisure—0.32%
Norwegian Cruise Line Holdings Ltd.*	16,200	809,514

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Household durables—1.12%
Lennar Corp., Class A	20,463	1,049,956
Newell Brands, Inc.	33,847	1,792,199
		2,842,155
Insurance—2.13%
Marsh & McLennan Cos., Inc.	33,148	2,570,959
MetLife, Inc.	28,358	1,434,631
The Allstate Corp.	16,225	1,400,867
		5,406,457
Internet & catalog retail—2.31%
Amazon.com, Inc.*	4,347	4,323,613
Expedia, Inc.	10,667	1,533,701
		5,857,314
Internet software & services—2.78%
Alibaba Group Holding Ltd., ADR*	3,481	426,283
Alphabet, Inc., Class A*	2,116	2,088,683
Alphabet, Inc., Class C*	699	674,437
Facebook, Inc., Class A*	25,496	3,861,624
		7,051,027
IT services—1.77%
FleetCor Technologies, Inc.*	5,148	742,805
MasterCard, Inc., Class A	9,861	1,211,720
Visa, Inc., Class A1	26,592	2,532,356
		4,486,881
Machinery—1.07%
Caterpillar, Inc.	12,263	1,292,888
Fortive Corp.	9,421	588,341
Wabtec Corp.[1]	10,142	829,109
		2,710,338
Media—1.40%
CBS Corp., Class B	12,472	762,164
The Walt Disney Co.	25,954	2,801,475
		3,563,639
Oil, gas & consumable fuels—1.80%
Delek US Holdings, Inc.	33,046	810,288
EOG Resources, Inc.	15,636	1,412,087
Hess Corp.	12,671	581,472
Noble Energy, Inc.	20,713	594,256
Oasis Petroleum, Inc.*	76,000	741,760
Parsley Energy, Inc., Class A*	14,308	424,232
		4,564,095

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Personal products—0.27%
The Estee Lauder Cos., Inc., Class A	7,312	688,352

Pharmaceuticals—1.58%
Allergan PLC	8,391	1,877,486
Eli Lilly & Co.	15,085	1,200,314
Mallinckrodt PLC*	12,601	543,481
The Medicines Co.*,1	9,514	378,372
		3,999,653
Professional services—0.27%
Verisk Analytics, Inc.*	8,489	686,675

Road & rail—0.34%
Canadian Pacific Railway Ltd.	5,478	866,784

Semiconductors & semiconductor equipment—3.30%
Applied Materials, Inc.	16,905	775,601
Broadcom Ltd.	4,925	1,179,439
Cirrus Logic, Inc.*	7,840	517,048
Lam Research Corp.	4,180	648,611
Marvell Technology Group Ltd.	67,287	1,160,028
Micron Technology, Inc.*	40,270	1,239,108
Microsemi Corp.*	10,498	515,557
NVIDIA Corp.	4,844	699,231
ON Semiconductor Corp.*	35,946	556,444
Qorvo, Inc.*	6,766	527,410
Skyworks Solutions, Inc.[1]	5,050	537,471
		8,355,948
Software—3.39%
Activision Blizzard, Inc.	21,466	1,257,478
Adobe Systems, Inc.*	6,113	867,190
Electronic Arts, Inc.*	4,862	551,011
Microsoft Corp.	32,103	2,242,074
PTC, Inc.*	15,341	883,335
Salesforce.com, Inc.*	9,513	852,745
ServiceNow, Inc.*	9,316	974,919
Take-Two Interactive Software, Inc.*,1	6,448	494,820
The Ultimate Software Group, Inc.*,1	2,168	478,564
		8,602,136

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Number of Shares	Value ($)
Specialty retail—1.54%
O’Reilly Automotive, Inc.*	2,831	685,328
The Home Depot, Inc.	9,586	1,471,547
The TJX Cos., Inc.	23,182	1,743,518
		3,900,393
Technology hardware, storage & peripherals—1.19%
Apple, Inc.	10,792	1,648,586
Western Digital Corp.	15,094	1,359,366
		3,007,952
Textiles, apparel & luxury goods—0.30%
Nike, Inc., Class B	14,178	751,292

Tobacco—1.26%
Philip Morris International, Inc.	26,601	3,186,800

Wireless telecommunication services—0.39%
T-Mobile US, Inc.*	14,526	979,343
Total common stocks (cost—$96,122,989)		110,636,953

Investment companies—5.99%
iShares Core U.S. Aggregate Bond ETF	47,300	5,191,648
iShares Russell 1000 Value ETF	87,350	10,004,195
Total investment companies (cost—$14,444,468)		15,195,843

Preferred stock—0.00%††
Financial services—0.00%††
Squaretwo Financial Corp.[2,3] (cost—$0)	35,000	0

	Face Amount ($)
US government obligations—6.10%
US Treasury Bonds
2.250%, due 08/15/46	65,000	56,819
2.875%, due 11/15/46	25,000	24,990
3.000%, due 02/15/47	415,000	425,586
3.000%, due 05/15/47	470,000	482,264
3.125%, due 02/15/43	555,000	583,184
3.375%, due 05/15/44	175,000	192,370
3.750%, due 08/15/41	275,000	321,063
3.750%, due 11/15/43	445,000	520,615
4.500%, due 02/15/36	25,000	32,361
US Treasury Notes
0.750%, due 07/15/19	2,170,000	2,144,995
1.125%, due 02/28/19	2,335,000	2,329,436
1.875%, due 03/31/22	2,270,000	2,282,503
1.875%, due 04/30/22	2,675,000	2,689,001
2.000%, due 04/30/24	1,650,000	1,648,259
2.375%, due 05/15/27	1,715,000	1,740,324
Total US government obligations (cost—$15,444,678)		15,473,770

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Mortgage & agency debt securities—7.00%
Federal Home Loan Mortgage Corporation Certificates,
5.000%, due 03/01/38	33,923	37,346
5.000%, due 11/01/38	3,872	4,239
5.500%, due 05/01/37	201,505	228,869
5.500%, due 08/01/40	30,599	34,405
6.500%, due 08/01/28	81,914	93,303
3.000% TBA	2,425,000	2,434,710
3.500% TBA	1,325,000	1,367,662
4.000% TBA	575,000	607,108
4.500% TBA	650,000	700,020
Federal National Mortgage Association Certificates,
1.875%, due 09/24/26	200,000	190,361
3.500%, due 01/01/47	343,798	355,052
4.000%, due 12/01/39	111,198	117,931
4.000%, due 02/01/41	59,022	62,558
4.000%, due 08/01/45	257,544	274,144
4.500%, due 09/01/37	308,809	334,347
5.000%, due 10/01/39	16,384	18,012
5.000%, due 05/01/40	25,915	28,536
5.500%, due 08/01/39	108,846	121,740
7.000%, due 08/01/32	165,567	195,593
7.500%, due 02/01/33	2,892	3,196
3.000% TBA	2,325,000	2,354,156
3.500% TBA	2,025,000	2,090,091
4.000% TBA	1,600,000	1,689,375
4.500% TBA	100,000	107,773
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	99,119	105,597
Government National Mortgage Association Certificates II,
3.000%, due 02/20/47	421,485	429,617
6.000%, due 11/20/28	786	899
6.000%, due 02/20/29	1,856	2,122
6.000%, due 02/20/34	287,800	315,499
3.000% TBA	275,000	280,027
3.500% TBA	2,000,000	2,085,469
4.000% TBA	1,025,000	1,084,498
Total mortgage & agency debt securities (cost—$17,565,055)		17,754,255

Asset-backed securities—2.80%
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class D, 2.090%, due 02/08/19	178,611	178,736
Series 2014-1, Class B, 1.680%, due 07/08/19	58,082	58,114
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	201,360
Series 2016-3, Class D, 2.710%, due 09/08/22	225,000	224,062
Series 2016-4, Class A2A, 1.340%, due 04/08/20	180,947	180,822
Series 2016-4, Class D, 2.740%, due 12/08/22	400,000	399,338
Series 2017-1, Class D, 3.130%, due 01/18/23	325,000	326,174

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Capital Auto Receivables Asset Trust,
Series 2013-4, Class C, 2.670%, due 02/20/19	425,000	426,158
Series 2013-4, Class D, 3.220%, due 05/20/19	150,000	151,216
Series 2014-1, Class B, 2.220%, due 01/22/19	350,000	350,331
Series 2015-4, Class D, 3.620%, due 05/20/21	125,000	128,212
Series 2016-1, Class D, 4.030%, due 08/21/23	320,000	327,166
Series 2016-2, Class D, 3.160%, due 11/20/23	175,000	176,665
Series 2016-3, Class A2A, 1.360%, due 04/22/19	67,397	67,388
Series 2016-3, Class D, 2.650%, due 01/20/24	125,000	125,270
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 3.840%, due 07/15/21[4]	300,000	305,337
Series 2015-CA, Class D, 4.200%, due 09/15/21[4]	225,000	229,076
Series 2015-DA, Class D, 4.590%, due 01/17/23[4]	200,000	207,398
Series 2016-BA, Class C, 3.190%, due 07/15/22[4]	100,000	101,278
Series 2016-CA, Class A2, 1.410%, due 01/15/19[4]	144,957	144,913
Series 2016-CA, Class D, 4.180%, due 03/15/24[4]	150,000	153,555
Series 2017-AA, Class A3, 1.770%, due 01/15/20[4]	125,000	125,140
Series 2017-AA, Class D, 4.160%, due 05/15/24[4]	175,000	178,163
Series 2017-BA, Class D, 3.720%, due 10/17/22[4]	275,000	277,433
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A,
1.490%, due 09/15/19	342,000	342,122
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2A,
1.350%, due 02/20/19	135,100	134,924
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C, 2.250%, due 06/17/19	39,690	39,768
Series 2016-3, Class C, 2.460%, due 03/15/22	200,000	200,447
Series 2017-1, Class D, 3.170%, due 04/17/23	350,000	350,247
Series 2017-2, Class D, 3.490%, due 07/17/23	150,000	149,967
World Financial Network Credit Card Master Trust,
Series 2012-B, Class A, 1.760%, due 05/17/21	353,000	353,250
Series 2015-B, Class A, 2.550%, due 06/17/24	250,000	253,735
Series 2016-A, Class A, 2.030%, due 04/15/25	225,000	223,431
Total asset-backed securities (cost—$7,051,270)		7,091,196

Commercial mortgage-backed securities—1.91%
BBCMS Trust, Series 2015-SRCH, Class A2
4.197%, due 08/10/35[4]	350,000	383,620
Chicago Skyscraper Trust, Series 2017-SKY, Class A
1.789%, due 02/15/30[4,5]	210,000	210,394
COMM Mortgage Trust,
Series 2015-CR26, Class A4, 3.630%, due 10/10/48	400,000	416,000
Series 2015-DC1, Class A5, 3.350%, due 02/10/48	600,000	613,377
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4,
3.808%, due 11/15/48	250,000	263,295
FREMF Mortgage Trust,
Series 2015-K48, Class B, 3.636%, due 08/25/48[4,5]	200,000	201,497
Series 2015-K50, Class B, 3.779%, due 10/25/48[4,5]	200,000	202,729
Series 2016-K55, Class B, 4.160%, due 04/25/49[4,5]	175,000	182,273
Series 2017-K64, Class B 4.116%, due 03/25/27[4,5]	50,000	50,812

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
4.889%, due 07/15/31[4,5]	300,000	299,979
Hilton USA Trust, Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	429,603
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS, 3.800%, due 01/15/48	250,000	258,928
Series 2015-C30, Class A5, 3.822%, due 07/15/48	305,000	323,211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4,
3.732%, due 05/15/48	250,000	262,950
SCG Trust, Series 2013-SRP1, Class A
2.639%, due 11/15/26[4,5]	250,000	248,128
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4
3.789%, due 09/15/48	295,000	311,450
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D,
3.559%, due 11/15/29[4,5]	180,771	181,225
Total commercial mortgage-backed securities (cost—$4,819,874)		4,839,471

Corporate bonds—12.39%
Aerospace & defense—0.03%
TransDigm, Inc.
6.000%, due 07/15/22	70,000	72,529

Auto loans—0.04%
General Motors Financial Co., Inc.
2.350%, due 10/04/19	50,000	49,977
3.700%, due 11/24/20	60,000	62,033
		112,010
Automobile OEM—0.14%
Ford Motor Co.
7.450%, due 07/16/31	11,000	13,916
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	171,184
General Motors Co.
6.600%, due 04/01/36	150,000	173,192
		358,292
Automotive parts—0.04%
Allison Transmission, Inc.
5.000%, due 10/01/24[4]	40,000	40,950
Meritor, Inc.
6.250%, due 02/15/24	50,000	52,400
		93,350

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Banking-non-US—0.33%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,849
Barclays PLC
4.337%, due 01/10/28	305,000	315,744
HSBC Bank PLC
1.475%, due 12/15/17[5,6]	30,000	24,705
1.688%, due 09/29/17[5,6]	40,000	32,880
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	127,646
National Westminster Bank PLC, Series C
1.460%, due 06/30/17[5,6]	80,000	65,825
Royal Bank of Scotland Group PLC
6.000%, due 12/19/23	45,000	49,452
7.648%, due 09/30/31[5,6]	50,000	60,500
Standard Chartered PLC
7.014%, due 07/30/37[4,5,6]	100,000	113,253
		840,854
Banking-US—1.44%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	142,536
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	70,763
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	196,361
4.200%, due 10/29/25	60,000	61,160
Citigroup, Inc.
5.500%, due 09/13/25	555,000	619,821
5.950%, due 01/30/23[5,6]	40,000	41,974
JPMorgan Chase & Co.
3.875%, due 09/10/24	210,000	216,948
4.625%, due 05/10/21	260,000	282,047
JPMorgan Chase & Co., Series V
5.000%, due 07/01/19[5,6]	75,000	76,237
Morgan Stanley
4.875%, due 11/01/22	170,000	185,306
Morgan Stanley MTN
4.350%, due 09/08/26	465,000	485,943
Morgan Stanley, Series H
5.450%, due 07/15/19[5,6]	50,000	51,313
SunTrust Bank
7.250%, due 03/15/18	100,000	104,261
SunTrust Banks, Inc.
2.700%, due 01/27/22	205,000	206,450

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Banking-US—(concluded)
The Goldman Sachs Group, Inc.
2.875%, due 02/25/21	120,000	121,634
5.150%, due 05/22/45	180,000	196,321
5.750%, due 01/24/22	100,000	113,017
The Goldman Sachs Group, Inc. MTN
2.282%, due 11/15/18[5]	170,000	171,926
Wells Fargo & Co.
5.375%, due 11/02/43	265,000	302,320
		3,646,338
Building materials—0.08%
Boise Cascade Co.
5.625%, due 09/01/24[4]	28,000	29,050
Builders FirstSource, Inc.
5.625%, due 09/01/24[4]	38,000	39,425
Masco Corp.
4.450%, due 04/01/25	80,000	85,640
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	50,000	52,250
		206,365
Chemicals—0.17%
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.000%, due 04/15/25[4]	60,000	63,150
LYB International Finance BV
4.875%, due 03/15/44	70,000	73,776
The Mosaic Co.
5.625%, due 11/15/43	90,000	92,082
The Sherwin-Williams Co.
3.450%, due 06/01/27	80,000	80,807
Valspar Corp.
4.200%, due 01/15/22	60,000	63,798
WR Grace & Co-Conn
5.625%, due 10/01/24[4]	50,000	54,000
		427,613
Commercial services—0.23%
APX Group, Inc.
8.750%, due 12/01/20	115,000	119,169
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[4]	50,000	51,125
Corporate Risk Holdings LLC
9.500%, due 07/01/19[4]	90,000	95,400
GW Honos Security Corp.
8.750%, due 05/15/25[4]	25,000	25,750
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[4]	40,000	42,300

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial services—(concluded)
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, due 04/15/19[4,7]	30,000	29,700
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, due 10/15/18[4]	65,000	65,244
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[4]	140,000	153,067
		581,755
Consumer products—0.09%
Kimberly-Clark Corp.
3.200%, due 07/30/46	40,000	35,981
3.625%, due 08/01/20	45,000	47,324
Party City Holdings, Inc.
6.125%, due 08/15/23[4]	50,000	51,500
Revlon Consumer Products Corp.
5.750%, due 02/15/21[8]	30,000	28,068
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
5.125%, due 07/15/23[4]	75,000	77,813
		240,686
Consumer services—0.08%
Tutor Perini Corp.
6.875%, due 05/01/25[4]	30,000	31,388
XLIT Ltd.
6.250%, due 05/15/27	110,000	132,092
6.375%, due 11/15/24	40,000	47,253
		210,733
Diversified manufacturing—0.17%
Bombardier, Inc.
8.750%, due 12/01/21[4]	100,000	110,937
Eaton Corp.
2.750%, due 11/02/22	70,000	70,915
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	107,860
3.500%, due 03/01/24	110,000	116,203
Terex Corp.
5.625%, due 02/01/25[4]	35,000	35,875
		441,790
Electric-generation—0.08%
NRG Energy, Inc.
6.250%, due 07/15/22	75,000	76,640
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	125,685
		202,325

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Electric-integrated—0.56%
Alabama Power Co.
6.000%, due 03/01/39	30,000	37,665
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	84,510
Calpine Corp.
5.250%, due 06/01/26[4]	55,000	54,725
Covanta Holding Corp.
5.875%, due 07/01/25	55,000	53,625
DTE Electric Co.
3.700%, due 03/15/45	50,000	49,141
Dynegy, Inc.
7.375%, due 11/01/22	150,000	147,750
Edison International
2.950%, due 03/15/23	50,000	50,444
Exelon Corp.
3.400%, due 04/15/26	120,000	120,402
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	173,151
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	58,068
Great Plains Energy, Inc.
4.850%, due 04/01/47	100,000	102,794
Indiana Michigan Power Co., Series K
4.550%, due 03/15/46	70,000	75,517
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,421
3.600%, due 05/15/46	30,000	28,749
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	80,000	77,447
Pacific Gas & Electric Co.
2.950%, due 03/01/26	80,000	79,580
5.800%, due 03/01/37	40,000	50,592
Southern Power Co.
5.250%, due 07/15/43	60,000	64,296
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	62,544
		1,421,421
Energy-independent—0.57%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, due 12/15/24[4]	15,000	15,713
Anadarko Finance Co., Series B
7.500%, due 05/01/31	20,000	25,863

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Energy-independent—(continued)
Anadarko Petroleum Corp.
4.500%, due 07/15/44	105,000	99,890
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24[4]	45,000	46,069
Apache Corp.
4.750%, due 04/15/43	15,000	15,262
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[4]	50,000	51,375
California Resources Corp.
8.000%, due 12/15/22[4]	90,000	67,387
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	80,000	80,287
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	40,000	38,900
Chesapeake Energy Corp.
8.000%, due 12/15/22[4]	50,000	54,063
8.000%, due 06/15/27[4,9]	25,000	24,500
ConocoPhillips Co.
4.200%, due 03/15/21	40,000	42,771
5.950%, due 03/15/46	50,000	63,428
Denbury Resources, Inc.
5.500%, due 05/01/22	20,000	14,500
9.000%, due 05/15/21[4]	10,000	10,300
Devon Energy Corp.
4.000%, due 07/15/21	50,000	52,092
EP Energy LLC/Everest Acquisition Finance, Inc.
8.000%, due 11/29/24[4]	25,000	25,875
Gulfport Energy Corp.
6.000%, due 10/15/24[4]	50,000	49,000
Halcon Resources Corp.
6.750%, due 02/15/25[4]	20,000	18,650
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[4]	40,000	39,100
MEG Energy Corp.
6.500%, due 01/15/25[4]	50,000	48,875
Newfield Exploration Co.
5.625%, due 07/01/24	25,000	26,500
5.750%, due 01/30/22	25,000	26,625
Oasis Petroleum, Inc.
6.875%, due 03/15/22	35,000	35,350
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	50,951
Parsley Energy LLC/Parsley Finance Corp.
5.375%, due 01/15/25[4]	20,000	20,250
6.250%, due 06/01/24[4]	30,000	31,650
PDC Energy, Inc.
6.125%, due 09/15/24[4]	25,000	25,688
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	24,250

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Energy-independent—(concluded)
Range Resources Corp.
5.750%, due 06/01/21[4]	50,000	51,875
Rice Energy, Inc.
6.250%, due 05/01/22	60,000	62,250
RSP Permian, Inc.
5.250%, due 01/15/25[4]	55,000	55,825
SM Energy Co.
6.125%, due 11/15/22	50,000	49,250
Ultra Resources, Inc.
6.875%, due 04/15/22[4]	45,000	45,394
Whiting Petroleum Corp.
5.750%, due 03/15/21	60,000	58,950
		1,448,708
Energy-integrated—0.19%
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	92,460
3.506%, due 03/17/25	40,000	41,257
Cenovus Energy, Inc.
6.750%, due 11/15/39	15,000	16,744
Chevron Corp.
3.191%, due 06/24/23	50,000	51,688
Exxon Mobil Corp.
4.114%, due 03/01/46	60,000	62,904
Petro-Canada
6.050%, due 05/15/18	60,000	62,399
Shell International Finance BV
4.000%, due 05/10/46	40,000	39,448
Suncor Energy, Inc.
6.500%, due 06/15/38	50,000	63,930
Total Capital International SA
3.750%, due 04/10/24	40,000	42,484
		473,314
Energy-refining & marketing—0.14%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	65,000	58,175
Delek Logistics Partners LP
6.750%, due 05/15/25[4]	50,000	50,750
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	103,332
Tesoro Corp.
5.125%, due 12/15/26[4]	35,000	37,450
Valero Energy Corp.
6.625%, due 06/15/37	85,000	103,327
		353,034

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Finance-diversified—0.37%
Bank of America Corp.
6.110%, due 01/29/37	250,000	300,227
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	90,473
Bank of America Corp. MTN
4.200%, due 08/26/24	220,000	228,805
Bank of America Corp.,
Series K, 8.000%, due 01/30/18[5,6]	50,000	51,625
Series V, 5.125%, due 06/17/19[5,6]	70,000	71,225
Quicken Loans, Inc.
5.750%, due 05/01/25[4]	185,000	185,231
		927,586
Finance-non-captive diversified—0.08%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	102,563
General Electric Co.
6.750%, due 03/15/32	75,000	103,477
		206,040
Finance-other—0.51%
Dana Financing Luxembourg Sarl
5.750%, due 04/15/25[4]	55,000	57,475
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	202,009
General Electric Co. MTN
4.650%, due 10/17/21	100,000	110,820
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	36,444
International Lease Finance Corp.
5.875%, due 08/15/22	320,000	363,069
KCG Holdings, Inc.
6.875%, due 03/15/20[4]	100,000	103,812
KfW
5.476%, due 04/18/36[10]	105,000	61,096
Navient Corp. MTN
8.000%, due 03/25/20	45,000	49,725
NewStar Financial, Inc.
7.250%, due 05/01/20	70,000	71,750
Springleaf Finance Corp.
8.250%, due 12/15/20	125,000	137,812
TMX Finance LLC/TitleMax Finance Corp.
8.500%, due 09/15/18[4]	105,000	99,750
		1,293,762

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Food/beverage—0.26%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, due 06/15/24[4]	45,000	46,575
Anheuser-Busch InBev Finance, Inc.
4.700%, due 02/01/36	150,000	163,363
4.900%, due 02/01/46	30,000	33,258
B&G Foods, Inc.
5.250%, due 04/01/25	20,000	20,700
Dean Foods Co.
6.500%, due 03/15/23[4]	50,000	52,875
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	41,729
5.200%, due 07/15/45	20,000	21,403
PepsiCo, Inc.
4.875%, due 11/01/40	60,000	69,253
Post Holdings, Inc.
5.500%, due 03/01/25[4]	45,000	47,250
The Kroger Co.
3.850%, due 08/01/23	160,000	168,112
		664,518
Gaming—0.11%
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[4]	35,000	36,925
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	38,000
Penn National Gaming, Inc.
5.625%, due 01/15/27[4]	65,000	65,731
Scientific Games International, Inc.
10.000%, due 12/01/22	125,000	136,094
		276,750
Gas distributors—0.06%
Phillips 66 Partners LP
3.605%, due 02/15/25	50,000	49,829
Sempra Energy
9.800%, due 02/15/19	90,000	101,629
		151,458

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Gas pipelines—0.59%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750%, due 05/20/27	40,000	40,400
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[4]	75,000	77,062
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	85,900
Energy Transfer Partners LP
9.000%, due 04/15/19	110,000	123,636
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,656
5.100%, due 02/15/45	60,000	65,495
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	49,750
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	185,000	200,538
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	127,905
MPLX LP
4.875%, due 06/01/25	70,000	74,959
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	280,000	299,293
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.375%, due 05/01/24	35,000	38,062
The Williams Cos., Inc., Series A
7.500%, due 01/15/31	10,000	11,850
TransCanada PipeLines Ltd.
6.200%, due 10/15/37	75,000	94,762
Williams Partners LP
4.300%, due 03/04/24	160,000	168,362
		1,498,630
Health care—0.53%
Abbott Laboratories
3.750%, due 11/30/26	110,000	112,190
Centene Corp.
4.750%, due 01/15/25	75,000	77,437
6.125%, due 02/15/24	40,000	43,462
CHS/Community Health Systems, Inc.
6.250%, due 03/31/23	100,000	103,325
7.125%, due 07/15/20	80,000	78,700
DaVita, Inc.
5.000%, due 05/01/25	65,000	64,594
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[4]	25,000	23,250
Medtronic, Inc.
4.375%, due 03/15/35	115,000	124,052
Molina Healthcare, Inc.
4.875%, due 06/15/25[4,9]	5,000	5,038
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[4]	30,000	32,061

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Health care—(concluded)
Tenet Healthcare Corp.
7.500%, due 01/01/22[4]	20,000	21,773
8.125%, due 04/01/22	170,000	179,562
Thermo Fisher Scientific, Inc.
5.300%, due 02/01/44	60,000	69,060
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	100,580
WellCare Health Plans, Inc.
5.250%, due 04/01/25	50,000	52,687
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	200,000	202,357
4.250%, due 08/15/35	50,000	47,948
		1,338,076
Home construction—0.14%
AV Homes, Inc.
6.625%, due 05/15/22[4]	50,000	51,000
CalAtlantic Group, Inc.
5.250%, due 06/01/26	50,000	51,375
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[4]	75,000	78,563
Meritage Homes Corp.
5.125%, due 06/06/27[4,9]	25,000	25,000
PulteGroup, Inc.
5.500%, due 03/01/26	100,000	105,687
Shea Homes LP/Shea Homes Funding Corp.
5.875%, due 04/01/23[4]	45,000	46,125
		357,750
Insurance-life—0.26%
Aon PLC
3.500%, due 06/14/24	60,000	61,351
3.875%, due 12/15/25	60,000	62,240
CNA Financial Corp.
4.500%, due 03/01/26	40,000	43,209
MetLife, Inc.
4.125%, due 08/13/42	80,000	81,362
Prudential Financial, Inc.
7.375%, due 06/15/19	150,000	166,306
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	60,000	81,080
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[4]	70,000	71,358
The Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	70,000	84,518
		651,424

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Insurance-personal & casualty—0.03%
HUB International Ltd.
7.875%, due 10/01/21[4]	75,000	78,375

Leisure—0.05%
NCL Corp. Ltd.
4.750%, due 12/15/21[4]	45,000	46,350
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	82,688
		129,038
Lodging—0.04%
Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp.
4.250%, due 09/01/24[4]	35,000	35,350
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[4]	25,000	25,906
10.250%, due 11/15/22[4]	25,000	27,469
		88,725
Machinery-diversified—0.08%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[4]	15,000	15,675
Cloud Crane Escrow LLC
10.125%, due 08/01/24[4]	40,000	43,500
Cloud Crane LLC
10.125%, due 08/01/24[4]	50,000	54,375
CNH Industrial Capital LLC
3.875%, due 10/15/21	20,000	20,400
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,583
SPX FLOW, Inc.
5.625%, due 08/15/24[4]	29,000	29,725
Tennant Co.
5.625%, due 05/01/25[4]	10,000	10,425
		214,683
Media-broadcast/outdoor—0.35%
21st Century Fox America, Inc.
4.950%, due 10/15/45	70,000	73,917
CBS Radio, Inc.
7.250%, due 11/01/24[4]	40,000	42,200
Clear Channel Worldwide Holdings, Inc.,
Series A 6.500%, due 11/15/22	100,000	102,000
Series B 7.625%, due 03/15/20	50,000	50,250

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Media-broadcast/outdoor—(concluded)
Netflix, Inc.
5.875%, due 02/15/25	100,000	109,250
RR Donnelley & Sons Co.
6.000%, due 04/01/24	50,000	49,000
7.875%, due 03/15/21	50,000	54,277
Sirius XM Radio, Inc.
5.375%, due 04/15/25[4]	100,000	102,750
The Walt Disney Co. GMTN
2.150%, due 09/17/20	50,000	50,488
4.125%, due 06/01/44	40,000	41,574
Time Warner, Inc.
2.950%, due 07/15/26	80,000	75,376
3.800%, due 02/15/27	140,000	139,643
		890,725
Media-cable—0.38%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[4]	20,000	20,463
5.875%, due 04/01/24[4]	100,000	107,425
Comcast Corp.
6.950%, due 08/15/37	180,000	249,427
DISH DBS Corp.
5.875%, due 11/15/24	75,000	79,875
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	43,381
SFR Group SA
6.250%, due 05/15/24[4]	200,000	210,000
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	67,473
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	29,971
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	44,203
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[4]	100,000	104,000
		956,218
Media-diversified—0.04%
TEGNA, Inc.
6.375%, due 10/15/23	100,000	105,875

Media-non cable—0.07%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	125,000	103,125
7.250%, due 04/01/19	20,000	19,100
7.500%, due 04/01/21	25,000	22,250
8.000%, due 02/15/24[4]	20,000	21,600
		166,075

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Metals & mining—0.34%
AK Steel Corp.
7.625%, due 10/01/21	50,000	51,555
Alcoa Nederland Holding BV
6.750%, due 09/30/24[4]	10,000	10,800
7.000%, due 09/30/26[4]	10,000	10,950
Alcoa, Inc.
5.125%, due 10/01/24	15,000	15,945
ArcelorMittal
6.125%, due 06/01/25	35,000	39,445
BHP Billiton Finance USA Ltd.
3.850%, due 09/30/23	30,000	32,213
First Quantum Minerals Ltd.
7.000%, due 02/15/21[4]	50,000	52,365
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	23,537
6.875%, due 02/15/23[4]	15,000	15,713
Hudbay Minerals, Inc.
7.250%, due 01/15/23[4]	10,000	10,450
7.625%, due 01/15/25[4]	30,000	32,231
Novelis Corp.
5.875%, due 09/30/26[4]	30,000	31,050
Rio Tinto Finance USA Ltd.
3.750%, due 06/15/25	40,000	42,076
Southern Copper Corp.
6.750%, due 04/16/40	90,000	101,965
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	51,687
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500%, due 06/15/25[4]	25,000	24,500
Teck Resources Ltd.
4.750%, due 01/15/22	39,000	40,804
6.250%, due 07/15/41	95,000	99,275
TMS International Corp.
7.625%, due 10/15/21[4]	50,000	50,750
Vale Overseas Ltd.
4.375%, due 01/11/22	115,000	116,653
		853,964
Oil & gas—0.22%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25[4]	35,000	35,787
Ecopetrol SA
5.375%, due 06/26/26	60,000	61,833

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Oil & gas—(concluded)
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	101,250
3.500%, due 01/30/23	160,000	155,560
Statoil ASA
4.800%, due 11/08/43	50,000	56,516
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	60,000	61,200
Sunoco LP/Sunoco Finance Corp.
6.375%, due 04/01/23	85,000	90,525
		562,671
Oil field equipment & services—0.15%
Ensco PLC
5.200%, due 03/15/25	25,000	21,125
5.750%, due 10/01/44	10,000	7,086
Noble Holding International Ltd.
6.200%, due 08/01/40	15,000	10,575
7.750%, due 01/15/24	65,000	57,342
Precision Drilling Corp.
5.250%, due 11/15/24	35,000	32,375
7.750%, due 12/15/23[4]	15,000	15,488
Rowan Cos., Inc.
7.375%, due 06/15/25	25,000	24,500
SESI LLC
7.125%, due 12/15/21	40,000	39,900
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[4]	23,750	25,531
Transocean, Inc.
8.125%, due 12/15/21[8]	15,000	15,638
9.000%, due 07/15/23[4]	10,000	10,450
Trinidad Drilling Ltd.
6.625%, due 02/15/25[4]	80,000	79,600
Weatherford International Ltd.
7.750%, due 06/15/21	40,000	42,215
9.875%, due 02/15/24[4]	5,000	5,625
		387,450
Packaging & containers—0.07%
Berry Plastics Corp.
5.125%, due 07/15/23	50,000	52,400
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26[4]	48,000	47,165
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[4]	75,000	81,937
		181,502
Paper & forest products—0.06%
Georgia-Pacific LLC
8.000%, due 01/15/24	20,000	25,736
International Paper Co.
3.800%, due 01/15/26	110,000	113,771
		139,507

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Pharmaceuticals—0.62%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	121,419
3.200%, due 05/14/26	30,000	29,609
Actavis Funding SCS
3.000%, due 03/12/20	50,000	51,089
3.800%, due 03/15/25	90,000	92,885
4.750%, due 03/15/45	34,000	36,026
Biogen, Inc.
4.050%, due 09/15/25	100,000	105,655
Eagle Holding Co. II LLC
7.625%, due 05/15/22[4,7]	10,000	10,315
Eli Lilly & Co.
2.350%, due 05/15/22	80,000	80,544
Gilead Sciences, Inc.
4.750%, due 03/01/46	190,000	201,314
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[4]	50,000	52,875
Mylan NV
3.950%, due 06/15/26	250,000	250,682
Pfizer, Inc.
7.200%, due 03/15/39	120,000	176,184
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	50,000	49,668
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	91,000	94,301
Teva Pharmaceutical Finance Netherlands III BV
3.150%, due 10/01/26	70,000	65,737
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[4]	120,000	97,725
6.500%, due 03/15/22[4]	50,000	52,490
		1,568,518
Railroads—0.15%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	118,393
6.150%, due 05/01/37	25,000	32,729
Norfolk Southern Corp.
3.250%, due 12/01/21	150,000	155,709
Union Pacific Corp.
4.050%, due 11/15/45	70,000	71,651
		378,482

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Real estate investment trusts—0.15%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	71,536
Boston Properties LP
2.750%, due 10/01/26	40,000	37,830
ERP Operating LP
4.750%, due 07/15/20	35,000	37,466
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[4]	45,000	45,338
Ventas Realty LP
3.500%, due 02/01/25	35,000	34,932
3.750%, due 05/01/24	90,000	92,084
VEREIT Operating Partnership LP
4.875%, due 06/01/26	50,000	52,862
		372,048
Restaurants—0.02%
McDonald’s Corp. MTN
2.100%, due 12/07/18	40,000	40,274
4.875%, due 12/09/45	20,000	22,091
		62,365
Retail-specialty—0.26%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	27,000
CVS Health Corp.
3.500%, due 07/20/22	60,000	62,499
5.125%, due 07/20/45	75,000	84,930
Dollar General Corp.
3.250%, due 04/15/23	80,000	81,522
FBM Finance, Inc.
8.250%, due 08/15/21[4]	53,000	56,975
FirstCash, Inc.
5.375%, due 06/01/24[4]	5,000	5,113
JC Penney Corp., Inc.
5.875%, due 07/01/23[4]	25,000	24,875
6.375%, due 10/15/36	50,000	36,500
8.125%, due 10/01/19	50,000	55,437
Lowe’s Cos., Inc.
4.650%, due 04/15/42	60,000	66,246
The Home Depot, Inc.
2.125%, due 09/15/26	50,000	47,121
3.350%, due 09/15/25	40,000	41,728
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	60,000	65,292
		655,238

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Technology-hardware—0.17%
Cisco Systems, Inc.
5.900%, due 02/15/39	80,000	103,753
Equinix, Inc.
5.375%, due 04/01/23	100,000	104,720
5.375%, due 05/15/27	15,000	15,783
NCR Corp.
6.375%, due 12/15/23	75,000	80,250
Western Digital Corp.
10.500%, due 04/01/24	105,000	123,112
		427,618
Technology-software—0.72%
Apple, Inc.
3.850%, due 05/04/43	210,000	207,804
CDW LLC/CDW Finance Corp.
5.500%, due 12/01/24	40,000	43,200
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[4]	40,000	41,100
CommScope Technologies Finance LLC
6.000%, due 06/15/25[4]	75,000	79,703
Conduent Finance, Inc./Xerox Business Services LLC
10.500%, due 12/15/24[4]	35,000	41,256
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[4]	50,000	52,692
6.020%, due 06/15/26[4]	110,000	121,331
7.125%, due 06/15/24[4]	100,000	111,422
First Data Corp.
5.750%, due 01/15/24[4]	30,000	31,725
Infor US, Inc.
6.500%, due 05/15/22	100,000	104,125
International Business Machines Corp.
2.250%, due 02/19/21	50,000	50,465
3.375%, due 08/01/23	125,000	130,598
Microsoft Corp.
2.375%, due 02/12/22	180,000	182,668
4.450%, due 11/03/45	270,000	294,544
MSCI, Inc.
5.750%, due 08/15/25[4]	50,000	54,175
Oracle Corp.
2.500%, due 05/15/22	80,000	80,997
5.375%, due 07/15/40	70,000	84,231
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,980
1.850%, due 05/15/22	90,000	88,656
		1,830,672

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Telecom-wireless—0.18%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,852
Rogers Communications, Inc.
5.000%, due 03/15/44	80,000	89,131
Sprint Corp.
7.250%, due 09/15/21	110,000	124,884
7.625%, due 02/15/25	75,000	86,250
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	108,375
		449,492
Telecommunications—0.06%
Telefonica Emisiones SAU
4.570%, due 04/27/23	150,000	163,230

Telephone-integrated—0.60%
AT&T, Inc.
2.800%, due 02/17/21	50,000	50,593
3.600%, due 02/17/23	140,000	143,230
4.350%, due 06/15/45	70,000	63,168
6.000%, due 08/15/40	170,000	189,417
CenturyLink, Inc., Series P
7.600%, due 09/15/39	30,000	28,313
Cogent Communications Group, Inc.
5.375%, due 03/01/22[4]	50,000	52,625
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[8]	50,000	74,530
Frontier Communications Corp.
11.000%, due 09/15/25	50,000	46,688
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	105,125
Uniti Group, Inc./CSL Capital LLC
7.125%, due 12/15/24[4]	20,000	20,050
8.250%, due 10/15/23	75,000	78,937
Verizon Communications, Inc.
4.500%, due 09/15/20	300,000	321,528
4.522%, due 09/15/48	205,000	193,009
Windstream Services LLC
7.750%, due 10/01/21	95,000	91,912
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[4]	65,000	68,568
		1,527,693

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Tobacco—0.16%
Altria Group, Inc.
9.250%, due 08/06/19	110,000	126,792
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	133,489
Reynolds American, Inc.
5.700%, due 08/15/35	120,000	140,466
		400,747
Transportation services—0.05%
FedEx Corp.
2.625%, due 08/01/22	90,000	90,647
4.550%, due 04/01/46	30,000	30,738
		121,385
Wireless telecommunications—0.08%
Altice Financing SA
6.625%, due 02/15/23[4]	200,000	212,800
Total corporate bonds (cost—$30,875,562)		31,422,207

Loan assignment—0.01%
Finance-other—0.01%
Squaretwo Financial Corp.
11.000%, due 05/24/19[2,3] (cost—$35,141)	65,000	28,340

Non-US government obligations—0.50%
Chile Government International Bond
3.250%, due 09/14/21	100,000	103,875
Colombia Government International Bond
8.125%, due 05/21/24	260,000	331,760
Israel Government International Bond
5.500%, due 09/18/33	175,000	234,240
Mexico Government International Bond MTN
6.750%, due 09/27/34	40,000	50,860
Panama Government International Bond
6.700%, due 01/26/36	40,000	51,750
8.875%, due 09/30/27	60,000	85,575
Peruvian Government International Bond
4.125%, due 08/25/27	175,000	191,187
7.350%, due 07/21/25	100,000	131,125
Poland Government International Bond
5.000%, due 03/23/22	35,000	38,763
Uruguay Government International Bond
4.125%, due 11/20/45	50,000	45,250
Total non-US government obligations (cost—$1,236,839)		1,264,385

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Security description	Face Amount ($)	Value ($)
Municipal bonds and notes—0.14%
California—0.12%
California (Build America Bonds)
7.550%, due 04/01/39	205,000	309,109

New York—0.02%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	54,083
Total municipal bonds and notes (cost—$332,231)		363,192

Short-term US government obligations—2.57%
US Treasury Bill
0.837%, due 09/14/17[11] (cost—$6,518,498)	6,535,000	6,517,113

Repurchase agreement—21.39%
Repurchase agreement dated 05/31/17 with State Street Bank and Trust Co., 0.050% due 06/01/17, collateralized by $53,652,580 US Treasury Notes, 1.625% to 3.500% due 11/15/19 to 05/15/20; (value—$55,312,015); proceeds: $54,227,075 (cost—$54,227,000)	54,227,000	54,227,000

	Number of Shares
Investment of cash collateral from securities loaned—0.18%
Money market fund—0.18%
State Street Institutional U.S. Government Money Market Fund (cost—$454,132)	454,132	454,132
Total investments[12] (cost—$249,127,737)—104.62%		265,267,857
Liabilities in excess of other assets—(4.62)%		(11,725,960)
Net assets—100.00%		$253,541,897

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to page 33.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,694,608
Gross unrealized depreciation	(2,554,488)
Net unrealized appreciation	$16,140,120

Futures contracts

Number of contracts			Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
475	USD	Russell 1000 Value Index Futures	June 2017	26,915,785	26,664,125	(251,660)
239	USD	Russell 2000 Mini Index Futures	June 2017	16,416,756	16,360,745	(56,011)
43	USD	S&P 500 E-Mini Index Futures	June 2017	5,080,547	5,183,865	103,318
US Treasury futures buy contracts:
302	USD	US Treasury Note 10 Year Futures	September 2017	38,022,074	38,141,656	119,582
				86,435,162	86,350,391	(84,771)

				Proceeds($)
US Treasury futures sell contracts:
187	USD	US Treasury Note 2 Year Futures	September 2017	40,472,155	40,482,578	(10,423)
						(95,194)

Centrally cleared credit default swap agreement—buy protection13

Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[14]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North America Investment Grade 28 Index	USD	7,500	06/20/22	1.000	149,545	(137,500)	12,045

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Total return swap agreement3

Counterparty	Notional amount	Termination date	Payments made by the Portfolio[14]	Payments received by the Portfolio[14]	Upfront payments received ($)	Value($)	Unrealized appreciation ($)
MSCI	1,000,001	09/20/17	3 month USD LIBOR	IBOXX Liquid High Yield Index	44,245	17,390	61,635

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Fund’s Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	110,636,953	—	—	110,636,953
Investment companies	15,195,843	—	—	15,195,843
Preferred stock	—	—	0	0
US government obligations	—	15,473,770	—	15,473,770
Mortgage & agency debt securities	—	17,754,255	—	17,754,255
Asset-backed securities	—	7,091,196	—	7,091,196
Commercial mortgage-backed securities	—	4,839,471	—	4,839,471
Corporate bonds	—	31,422,207	—	31,422,207
Loan assignment	—	—	28,340	28,340
Non-US government obligations	—	1,264,385	—	1,264,385
Municipal bonds and notes	—	363,192	—	363,192
Short-term US government obligations	—	6,517,113	—	6,517,113
Repurchase agreement	—	54,227,000	—	54,227,000
Investment of cash collateral from securities loaned	—	454,132	—	454,132
Futures contracts	222,900	—	—	222,900
Swap agreements	—	17,390	—	17,390
Total	126,055,696	139,424,111	28,340	265,508,147

Liabilities
Futures contracts	(318,094)	—	—	(318,094)
Swap agreements	—	(137,500)	—	(137,500)
Total	(318,094)	(137,500)	—	(455,594)

At May 31, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that was valued using unobservable inputs for the period ended May 31, 2017:

	Preferred stock ($)	Loan assignment ($)	Total ($)
Beginning balance	—	—	—
Purchases	0	27,040	27,040
Sales	—	—	—
Accrued discounts/(premiums)	—	8,101	8,101
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	—	(6,801)	(6,801)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	0	28,340	28,340

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at May 31, 2017 was $(6,801).

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2017 (unaudited)

Portfolio footnotes

*	Non-income producing security.
††	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at the period end.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investment at the period end.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
6	Perpetual investment. Date shown reflects the next call date.
7	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
10	Rate shown reflects annualized yield at the period end on zero coupon bond.
11	Rate shown is the discount rate at the date of purchase unless otherwise noted.
12	Includes $4,143,443 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $454,132 and non-cash collateral of $3,742,896.
13

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

14	Payments made or received are based on the notional amount.

Portfolio acronyms

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semi-annual report to shareholder dated February 28, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 31, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 31, 2017